Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of Statements of Comprehensive Loss	The following tabular represents reconciliation between the amount of the “theoretical” tax that would have applied and the amount of the tax on ordinary operating income, as recorded in the statements of comprehensive loss:
	Year ended December 31,
	2024	2023	2022

Pre-tax loss as reported in the statements of comprehensive loss	34,938	33,835	24,962
Corporate tax rate	23%	23%	23%

Theoretical tax savings	8,036	7,782	5,741
Non-deductible expenses	(138)	(225)	(266)
Differences in measurement base	(325)	10	493
Losses and timing differences in respect of which no deferred taxes were recorded	(7,573)	(7,567)	(5,968)
Tax expenses in respect of the reported year	-	-	-